Notes to the consolidated statements of income (Tables)	9 Months Ended
Sep. 30, 2021
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended
	September 30,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,424,066	105,543	3,529,609	3,427,404	72,033	3,499,437
Health care products	889,217	22,540	911,757	889,872	24,459	914,331
Total	4,313,283	128,083	4,441,366	4,317,276	96,492	4,413,768

	For the nine months ended
	September 30,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	9,962,881	292,408	10,255,289	10,477,945	230,024	10,707,969
Health care products	2,629,629	86,743	2,716,372	2,675,220	75,720	2,750,940
Total	12,592,510	379,151	12,971,661	13,153,165	305,744	13,458,909

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2021	2020	2021	2020
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	273,044	353,502	740,567	987,193

Denominators:
Weighted average number of shares outstanding	292,986,093	292,817,296	292,926,425	294,458,296
Potentially dilutive shares	144,984	251,979	136,811	230,751

Basic earnings per share	0.93	1.21	2.53	3.35
Diluted earnings per share	0.93	1.21	2.53	3.35